Related party transactions - Disclosure of Remuneration to Key Management Personnel (Details) - Key management personnel - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 4,748	€ 5,162	€ 4,408
Post-employment benefits	519	474	371
Share based payments	4,061	680	0
Total	€ 9,328	€ 6,316	€ 4,779